Investment Objectives and Goals	Feb. 04, 2026
Nicholas Gold Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	NICHOLAS GOLD INCOME ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Nicholas Gold Income ETF’s (the “Fund”) primary investment objective is to seek capital appreciation.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek current income.
Nicholas Silver Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	NICHOLAS SILVER INCOME ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Nicholas Silver Income ETF’s (the “Fund”) primary investment objective is to seek capital appreciation.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek current income.
Nicholas Nuclear Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	NICHOLAS NUCLEAR INCOME ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Nicholas Nuclear Income ETF’s (the “Fund”) primary investment objective is to seek capital appreciation.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek current income.
Nicholas Defense and Rare Earth Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	NICHOLAS Defense and Rare Earth INCOME ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Nicholas Nuclear Income ETF’s (the “Fund”) primary investment objective is to seek capital appreciation.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek current income.